Tax reforms	12 Months Ended
Dec. 31, 2021
Disclosure of Tax reforms [Abstract]
Disclosure Of New Tax Reforms Explanatory [Text Block]

Note 16     Tax reforms

Colombia

In September 2021, a tax reform was approved in Colombia. The new legislation focuses on corporate income tax, increasing the tax rate from 30% to 35% from fiscal year 2022 onwards (the corporate income tax rate was 31% in 2021, 32% in 2020 and 33% in 2019).

Although the new tax provisions do not affect tax bases or tax rate for fiscal year 2021, the tax rate increase shall be considered for deferred income tax purposes.

Argentina

In June 2021, a tax reform was approved in Argentina. The new legislation focuses on the corporate income tax, with gradual rates on cumulative net income according to the following schedule: i) up to Argentine Peso (“AR$”) 5,000,000: 25% rate; ii) over AR$ 5,000,000 up to AR$ 50,000,000: AR$ 1,250,000 plus 30% on the surplus of AR$ 5,000,000; iii) over AR$ 50,000,000: AR$ 14,750,000 plus 35% on the surplus of AR$ 50,000,000. The detailed schedule applies from fiscal year 2021 onwards (the corporate income tax rate was 30% in 2020 and 2019).

Spain

As from December 2021, a set of tax rules approved in December 2020 became applicable for the Spanish holding entities. As stated, the new tax regulations turned a full income tax exemption on dividend and capital gains income into a 95% exemption.